Accrued liabilities and provisions - Litigation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Hydrocarbon Easement Case [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Legal proceedings in process, damages sought, value	$ 11,019	$ 11,019
CTEEP Regulatory Contingency, Case [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Legal proceedings in process, damages sought, value	27,993
Public Works Contributions, Case [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Legal proceedings in process, damages sought, value	$ 203,160